Commitments and Contingencies - Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	$ 414,001	$ 427,098
Total other assets	86,378	90,757
Segregated funds net assets	348,562	399,788
Insurance contract liabilities	371,405	392,275	$ 385,554
Investment contract liabilities	3,248	3,117
Segregated funds net liabilities	348,562	399,788
Total other liabilities	69,347	63,594
MFC [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	63	78
Total other assets	67,543	68,866
Total other liabilities	11,545	10,536
Other subsidiaries of MFC on a combined basis [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	413,938	427,020
Total other assets	90,687	94,615
Segregated funds net assets	348,562	399,788
Insurance contract liabilities	371,405	392,275
Investment contract liabilities	3,248	3,117
Segregated funds net liabilities	348,562	399,788
Total other liabilities	58,246	53,962
Consolidating adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total other assets	(71,852)	(72,724)
Total other liabilities	(444)	(904)
Manulife Finance (Delaware), L.P.[Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	21	3
Total other assets	950	1,088
Total other liabilities	$ 712	$ 852